Document And Entity Information	Aug. 13, 2026
Document Information [Line Items]
Entity, Registrant Name	BigBear.ai Holdings, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 13, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-40031
Entity, Tax Identification Number	85-4164597
Entity, Address, Address Line One	7950 Jones Branch Drive
Entity, Address, Address Line Two	First Floor, North Tower
Entity, Address, City or Town	McLean
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	22102
City Area Code	410
Local Phone Number	312-0885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001836981
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock
Trading Symbol	BBAI
Security Exchange Name	NYSE
RedeemableWarrants Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants
Trading Symbol	BBAI.WS
Security Exchange Name	NYSE